Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, shares at redemption value	6,900,000		6,900,000
Common stock subject to possible redemption, shares at redemption value of per share (in Dollars per share)	$ 10.29		$ 10
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	[1]	$ 0.0001	[1],[2]	$ 0.0001	[2]
Common stock, shares authorized	50,000,000	[1]	50,000,000	[1],[2]	50,000,000	[2]
Common stock, shares issued	1,967,000	[1]	1,999,200	[1],[2]	1,932,000	[2]
Common stock, shares outstanding	1,967,000	[1]	1,999,200	[1],[2]	1,932,000	[2]

[1]	At December 31, 2023, includes an aggregate of 32,200 Founder Shares subject to forfeiture by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full. On February 12, 2024, the remainder of the over-allotment option to purchase 115,000 Units expired and 32,200 Founder Shares were forfeited, resulting in the Sponsor holding an aggregate of 1,932,000 Founder Shares (Note 6).
[2]	Includes an aggregate of 32,200 and 256,200 shares of common stock subject to forfeiture, at December 31, 2023 and 2022, respectively, by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 6).